Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000004003 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004003 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004003 | Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004003 | Novo Nordisk
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004003 | Deutsche Telekom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004003 | Canadian National Railway
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004003 | SAP
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004003 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004003 | Safran
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004003 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004003 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000004003 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000004003 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000004003 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000004003 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000004003 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000004003 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004003 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004003 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004003 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004004 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004004 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004004 | Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004004 | Novo Nordisk
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004004 | Deutsche Telekom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004004 | Canadian National Railway
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004004 | SAP
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004004 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004004 | Safran
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004004 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004004 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000004004 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000004004 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000004004 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000004004 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000004004 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000004004 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004004 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004004 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004004 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004005 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004005 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004005 | Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004005 | Novo Nordisk
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004005 | Deutsche Telekom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004005 | Canadian National Railway
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004005 | SAP
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004005 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004005 | Safran
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004005 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004005 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000004005 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000004005 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000004005 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000004005 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000004005 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000004005 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004005 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004005 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004005 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159125 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000159125 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159125 | Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159125 | Novo Nordisk
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159125 | Deutsche Telekom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159125 | Canadian National Railway
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159125 | SAP
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159125 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159125 | Safran
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159125 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159125 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000159125 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000159125 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000159125 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000159125 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000159125 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000159125 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159125 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159125 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159125 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219334 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000219334 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219334 | Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219334 | Novo Nordisk
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219334 | Deutsche Telekom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219334 | Canadian National Railway
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219334 | SAP
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219334 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219334 | Safran
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219334 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219334 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000219334 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000219334 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000219334 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000219334 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000219334 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000219334 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219334 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219334 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219334 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.50%